Employees Salary and Related Costs	6 Months Ended
Jun. 30, 2026
Employees Salary and Related Costs [Abstract]
EMPLOYEES SALARY AND RELATED COSTS
21	EMPLOYEES SALARY AND RELATED COSTS

	For the six months ended
	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Director fees	407,080	370,586	90,886
Director salaries	390,000	432,000	105,947
Admin salaries	1,485,617	2,141,262	525,141
Technical staff salaries	1,696,953	1,865,110	457,415
Total	3,979,650	4,808,958	1,179,389

Director related expenses	327,795	281,609	69,064
Admin related expenses	584,928	843,711	206,919
Technical staff related expenses	712,493	689,926	169,203
Total	1,625,216	1,815,246	445,186